N-2	12 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001820378
Amendment Flag	false
Document Type	N-CSR/A
Entity Registrant Name	Thornburg Income Builder Opportunities Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
There have been no changes in the Trust’s investment objectives since the prior disclosure date that have not been approved by shareholders.
The Trust’s investment objective is to provide current income and additional total return. There is no assurance that the Trust will achieve its investment objective.
Principal Investment Strategy
There have been no changes in the Trust’s Principal Investment Strategies and Policies since the prior disclosure date.
Under normal market conditions, the Trust seeks to achieve its investment objective by investing, directly or indirectly, at least 80% of its Managed Assets (as defined below) in a broad range of income-producing securities. The Trust invests in both equity and debt securities of companies located in the United States and around the globe. The Trust may invest in non-U.S. domiciled companies, including up to 20% of the Trust’s Managed Assets at the time of investment in equity and debt securities of emerging market companies.
Investors today are facing significant mounting risks and heightened market volatility late in a market cycle due to a variety of factors: global pandemic, looming recession, geopolitical frictions, trade tensions, unusual global monetary and fiscal policies and populism, to name a few. The Trust is prepared to act on these market dislocations, using all available income tools at our disposal, using a highly active, high conviction, benchmark agnostic portfolio, aiming to deliver a high level of current income to the Trust’s investors.
The Trust’s Managed Assets are allocated among the following investment opportunities: i) global equity; and ii) global debt. The Trust’s allocations to global equity and global debt may vary over time depending upon prevailing market conditions. In addition, the Trust manages a limited covered call option overlay. The Trust expects to hold 125-175 securities at any one time.
Global Equity Allocation: In managing the Trust’s global equity allocation, Thornburg Investment Management, Inc. (the “Adviser”) invests in any stock or other equity security that the Adviser believes will assist the Trust in pursuing its investment goals, including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests, and depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Trust may invest in companies of any market capitalization and may invest in both U.S. and non-U.S. countries, including developing countries. The Trust may also invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), subject to applicable regulatory limits, that invest primarily in securities of the types in which the Trust may invest directly. The Trust expects that equity investments in the Trust’s portfolio normally will be weighted in favor of companies that pay dividends or other current income. The Trust’s global equity allocation may vary over time between 50% to 90% of Managed Assets.
Global Debt Allocation: In managing the Trust’s global debt allocation, the Adviser invests in debt obligations of any kind, including credit and credit-related instruments, including without limitation, corporate bonds, syndicated corporate loans, mortgage and asset-backed securities, debt securities and similar instruments issued by U.S. and non-U.S. corporate entities and governments and supranational entities, as well as U.S. government-sponsored agency debentures, and convertible securities. The Trust’s investments in mortgage- backed securities may include residential mortgage-backed securities and commercial mortgage-backed securities. It is expected that the Trust’s investments in mortgage-backed securities will not exceed 20% of the Trust’s Managed Assets. The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid. The Trust may purchase mezzanine, second lien, distressed and other securities or instruments that are rated below investment grade or that are unrated, including “leveraged loans”, “high yield” or “junk” bonds and debt obligations of any maturity and of any credit quality. The Trust will invest no more than 10% of its Managed Assets in bond, debt or credit investments rated CCC/Caa or lower (or are unrated but judged by the Adviser to be of comparable quality) at the time of investment. The Trust may also invest up to 20% of Managed Assets in receivables, non-syndicated corporate debt, asset purchase guarantees, debtor-in-possession loans, trade claims and whole consumer loans. While the Trust does not intend to originate loans, the Trust’s investments in asset-backed securities may include securitizations of consumer loans. The Trust’s global debt allocation may vary over time between 10% to 50% of Managed Assets.
The Trust’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Trust ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Trust may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Option Overlay: The Trust intends to write (sell) covered call options on a portion of the individual common stocks in its portfolio and write (sell) call and put options on indices of securities and sectors of securities (collectively referred to as “index options”). In employing the option overlay, the Trust seeks to enhance its ability to retain option premiums in varying equity market environments, by maintaining the flexibility to manage different covered call contracts and to take into account differences in volatility and sector or company specific factors when making investment decisions. The notional amount of the Trust’s options strategy may be approximately 10% to 40% of the Trust’s Managed Assets, although this percentage may vary from time to time with market conditions. Under current market conditions with higher levels of volatility, the Trust anticipates writing out-of-the-money individual call options, the notional amount of which would be approximately 35% of the Trust’s Managed Assets. The option overlay allocation may vary over extended periods of time depending on market conditions and Trust Management’s ongoing assessment of covered call option risk-adjusted returns. The Adviser may actively manage the option overlay based on macroeconomic and security-specific insights and will vary the terms of the option overlay, including the notional value of the options written, contract type and term. The Adviser evaluates option strike prices relative to the underlying common stock as part of the option overlay.
The Trust’s options strategy is intended to generate current income from options premiums and to improve the Trust’s risk-adjusted returns. The strike and expiration selection will vary based on market conditions and yield targets, but the Trust generally writes options that are “out-of-the-money”—in other words, the strike price of a written call option will be greater than the market price of the underlying security on the date that the option is written, or, for a written put option, less than the market price of the underlying security on the date that the option is written; however, the Trust may also write “at-the-money” or “in-the-money” options for defensive or other purposes. Option expirations will vary and typically range up to 6 months.
Derivatives: The Trust may utilize derivatives, including but not limited to repurchase agreements, foreign currency exchange contracts, options and futures contracts, for hedging and for investment purposes. The Trust may seek to hedge 50% or more of the Trust’s foreign currency risk. The Trust’s global equity strategy may utilize derivatives, including but not limited to repurchase agreements, foreign currency exchange contracts, options and futures contracts, for hedging and for investment purposes. Income producing derivatives utilized by the Trust will be counted toward the Trust’s policy of investing at least 80% of its assets in income producing securities. For purposes of the 80% policy, derivatives will be valued based on their market value.
Portfolio Turnover: The annualized portfolio turnover rate of the Trust is not expected to exceed 100%. Portfolio turnover will not be a principal consideration in investment decisions for the allocation, and the allocation will not be subject to any limit on the frequency with which portfolio securities may be purchased or sold.
Short-Term Investments: In addition to the foregoing principal investment strategy of the Trust, the Adviser also may allocate the Trust’s Managed Assets among cash and short-term investments, which are not included in the Trust’s global debt or global equity allocations.
“Managed Assets” means the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
All percentage limitations described herein are measured at the time of investment and may be exceeded on a going-forward basis as a result of market value fluctuations of the Trust’s portfolio securities.
Unless otherwise specified, the investment objective, policies and portfolio limitations of the Trust are not considered to be fundamental and can be changed without a vote of the Common Shareholders. Certain investment restrictions specifically identified as such in the Trust’s statement of additional information (SAI”) are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which includes Common Shares and preferred stock of the Trust (“Preferred Shares”), if any, voting together as a single class, and the holders of the outstanding Preferred Shares, if any, voting as a single class.

Risk Factors [Table Text Block]
Risk Factors
Investing in the Trust involves certain risks relating to its structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this report, before deciding whether to make an investment in the Trust. An investment in the Trust may not be appropriate for all investors, and an investment in the common shares of the Trust should not be considered a complete investment program.
The risks set forth below are not the only risks of the Trust, and the Trust may face other risks that have not yet been identified, which are not currently deemed material or which are not yet predictable. If any of the following risks occur, the Trust’s financial condition and results of operations could be materially adversely affected. In such case, the Trust’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.
Various risk factors included below have been updated since the prior disclosure date to reflect certain non-material updates.
INVESTMENT-RELATED RISKS:
The following risks apply to the investments the Trust may make.
Investment and market risks. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Trust like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Trust. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.
Management risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Trust invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results. The Trust is the first closed-end fund to be managed by the Adviser. As with any managed fund, the Adviser may not be successful in selecting the best performing securities, leverage strategy or investment techniques, and the Trust’s performance may lag behind that of similar funds as a result.
Equity securities risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. The value of a particular common stock held by the Trust may decline for a number of other reasons, which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Trust may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Small and mid-cap stock risk. The Trust may invest in companies with small or medium capitalizations. Smaller and medium capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Trust may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.
Credit and Below Investment Grade Securities Risks. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Trust because it may invest in below investment grade securities (“junk” and “high yield” securities). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade securities of comparable terms and duration. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Trust’s ability to dispose of a particular security
Interest rate risk. Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the portfolio will decline in value because of increases in market interest rates. In addition, as interest rates decline, issuers of debt securities may prepay earlier than scheduled, forcing the Trust to reinvest in lower-yielding securities and potentially reducing the Trust’s income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Trust’s value. In typical market interest rate environments, the prices of longer-term debt securities generally fluctuate more than prices of short-term debt securities as interest rates change.
Prepayment and extension risk. When market interest rates decline, certain debt obligations held by the Trust may be repaid more quickly than anticipated, requiring the Trust to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Trust may be repaid more slowly than anticipated, causing assets of the Trust to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Trust’s investments in mortgage-backed and asset-backed securities.
Inflation/deflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s portfolio.
Convertible securities risk. The Trust may invest in convertible securities. The market value of a convertible security is a function of its investment value and its conversion value. A security’s investment value represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s conversion value is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.
If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.
The Trust’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the Trust may be required to convert the security into the underlying common stock even at times when to do so is not in the best interests of the shareholders.
The Trust’s investments in convertible securities, including synthetic convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid, in which case the Trust may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Trust.
Preferred securities risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Trust’s investments in preferred stocks to decline.
Depositary receipts risk. The Trust may hold investments in sponsored and unsponsored ADRs, EDRs, GDRs and other similar global instruments. Investments in ADRs, EDRs, GDRs and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.
While ADRs issued under sponsored and unsponsored facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of the issuer of the deposited securities, although typically the depositary letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
ETFs and other investment companies risk. The Trust will incur higher and duplicative expenses, including advisory fees, when it invests in other investment companies, including ETFs, mutual funds or closed-end funds. There is also the risk that the Trust may suffer losses due to the investment practices of the other investment companies (such as the use of derivatives). The other investment companies in which the Trust may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the other investment companies. ETFs and closed-end funds are also subject to the following risks: (i) the market price of an ETF’s or closed-end fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end fund’s shares may not develop or be maintained; (iii) the ETF or closed-end fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end fund shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, certain prohibitions on the acquisition of mutual fund shares by the Trust may prevent the Trust from allocating investments in the manner the Adviser considers optimal. Generally, the Trust may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund, mutual fund or ETF (if the ETF is an investment company). Additionally, in general, the Trust may not invest more than 5% of its Managed Assets in one investment company or more than 10% in other investment companies, unless it complies with certain restrictions or is able to make purchases in reliance upon an exemptive order granted to a particular investment company that permits investments in excess of the limits stated above.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes, which became effective on January 19, 2022 may adversely impact the Trust’s investment strategies and operations.
Private company investments risks. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Trust invests. There is risk that the Trust may invest on the basis of incomplete or inaccurate information, which may adversely affect the Trust’s investment performance. Private companies in which the Trust may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Trust’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Trust may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Trust will be able to realize the value of private company investments in a timely manner.
Derivatives risks. The Trust may enter into derivatives which have risks different from those associated with the Trust’s other investments. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets.
Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Trust. The Trust could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. Except with respect to the Trust’s investments in total return swaps, the Trust expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. The Trust also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.
As of August 19, 2022, the Trust is subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Counterparty risk. The Trust will be subject to credit risk presented by another party (whether a clearing corporation in the case of exchange-traded or cleared instruments or another third party in the case of over-the-counter instruments) that promises to honor an obligation to the Trust with respect to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into by the Trust. If such a party becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to the Trust due to financial difficulties or for other reasons, the Trust may experience significant losses or delays in realizing on any collateral the counterparty has provided in respect of the counterparty’s obligations to the Trust or recovering collateral that the Trust has provided and is entitled to recover. In addition, in the event of the bankruptcy, insolvency or other event of default (e.g., cross-default) of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Trust is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Trust will likely be treated as a general creditor of such counterparty. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.
Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by U.S. financial reform legislation. Subject to certain U.S. federal income tax limitations, the Trust is not subject to any limit with respect to the number or the value of transactions they can enter into with a single counterparty.
Hedging strategy risk. Certain of the investment techniques that the Trust may employ for hedging will expose the Trust to additional or increased risks. For example, there may be an imperfect correlation between changes in the value of the Trust’s portfolio holdings and hedging positions entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. In addition, the Trust’s success in using hedge instruments is subject to the Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings, and there can be no assurance that the Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Trust, whether or not adjusted for risk, than if the Trust had not hedged its portfolio holdings.
Off-exchange derivatives risk. The Trust may invest a portion of its assets in investments which are not traded on organized exchanges and as such are not standardized. Such transactions may include forward contracts, swaps or options. While some markets for such derivatives are highly liquid, transactions in off-exchange derivatives may involve greater risk than investing in exchange-traded derivatives because there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of the position arising from an off-exchange transaction or to assess the exposure to risk. Bid and offer prices need not be quoted and, even where they are, they will be established by dealers in these instruments and consequently it may be difficult to establish what is a fair price. In respect of such trading, the Trust is subject to the risk of counterparty failure or the inability or refusal by a counterparty to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Trust.
Non-U.S. securities risk. The Trust may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Trust’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Trust’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.
Emerging market securities risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
Defaulted securities risk. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties.
Municipal securities. Municipal securities are often issued by state and local governmental entities to finance or refinance public projects, such as roads, schools, and water supply systems. Municipal securities also may be issued on behalf of private entities or for private activities, such as housing, medical and educational facility construction, or for privately owned transportation, electric utility and pollution control projects. Municipal securities may be issued on a long-term basis to provide long-term financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments, and mortgage payments. Municipal securities also may be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of the later issuance of long-term debt. The Trust may purchase municipal securities in the form of bonds, notes, leases or certificates of participation; structured as callable or non-callable; with payment forms that include fixed coupon, variable rate, zero coupon, capital appreciation bonds, tender option bonds, and residual interest bonds or inverse floating rate securities; or acquired through investments in pooled vehicles, partnerships, or other investment companies.
Taxable municipal securities. The Trust may invest in taxable municipal securities, which primarily consist of Build America Bonds (“BABs”). BABs are taxable municipal obligations issued pursuant to legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid. Enacted in February 2009, the ARRA authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive payments from the U.S. Treasury with respect to the bonds’ interest payments (“direct pay” BABs) or (ii) provide tax credits to investors in the bonds (“tax credit” BABs). BABs offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. BABs can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Unlike most other municipal obligations, interest received on BABs is subject to federal and state income tax. Under the terms of the ARRA, issuers of direct pay BABs are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid and investors in tax credit BABs can receive a federal tax credit of 35% of the coupon interest received.
The federal interest subsidy or tax credit continues for the life of the bonds. The Trust may invest in direct pay BABs or tax credit BABs. Pursuant to the ARRA, the issuance of BABs was discontinued on December 31, 2010. Under the sequestration process under the Budget Control Act of 2011, automatic spending cuts that became effective on March 1, 2013 reduced the federal subsidy for BABs and other subsidized taxable municipal bonds. The reduced federal subsidy has been extended through 2024. The subsidy payments were reduced by 6.6% in 2018 and 6.2% in 2019. The Trust cannot predict future reductions in the federal subsidy for BABs and other subsidized taxable municipal bonds.
Illiquid securities risks. The Trust may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Trust might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Trust may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Trust invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Trust is to be dissolved. The Trust may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.
Mortgage-backed securities risks. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:
Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.
Prepayment and Extension Risk of Mortgage-Backed Securities: In times of declining interest rates, the Trust’s higher yielding securities may be prepaid and the Trust will have to replace them with securities having a lower yield. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate-term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. If a mortgage-backed security held by the Trust is called for redemption, the Trust will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Trust’s ability to achieve its investment objective.
Illiquidity Risk of Mortgage-Backed Securities and Mortgage Markets. The liquidity of mortgage- backed securities varies by type of security; at certain times the Trust may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, the Trust may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market. The mortgage markets are facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.
Commercial Mortgage-Backed Securities. Many of the risks of investing in commercial mortgage- backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.
Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.
Residual and Equity Tranches. Investments in lower tranches of a mortgage-related security are especially sensitive to the rate of defaults in the collateral pool.
Adjustable Rate Mortgages. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.
Interest and Principal Only Securities Risk. The Trust may invest in “stripped mortgage-backed securities,” which pay to one class all of the interest from the mortgage assets (the interest- only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Trust may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated.
Inverse Floaters and Related Securities Risks. Investments in inverse floaters and similar instruments expose the Trust to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters and similar instruments will typically bear an inverse relationship to short-term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. The rate at which interest is paid on an inverse floater may vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short-term interest rate). The effect of the reference rate multiplier in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters and similar instruments that have mortgage-backed securities underlying them will expose the Trust to the risks associated with those mortgage-backed securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying mortgage-backed securities.
Asset-backed securities investment risk. An investment in asset-backed securities involves the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Trust having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Trust invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of assets (tangible or intangible) underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Trust.
Loan risk. The Trust’s investment in loans includes the risk that (i) if a fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the fund to collect the principal and interest payments on that borrower’s loans or adversely affect the fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark may limit the fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the fund’s investments in loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Trust.
Loans and certain other forms of direct indebtedness may not be classified as “securities” under the federal securities laws and, therefore, when the Trust purchases such instruments, it may not be entitled to the protections against fraud and misrepresentation contained in the federal securities laws.
Securities lending risk. The Trust may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Trust has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Trust would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Trust’s securities as agreed, the Trust may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Trust. The Trust could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by the Trust for securities loaned out by the Trust will generally not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Trust’s securities lending program. Substitute payments received on tax-exempt securities loaned out will generally not be tax-exempt income.
Sovereign debt obligations risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Trust may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Sovereign debt obligations are also subject to political risks (e.g., government instability, poor socioeconomic conditions, corruption, lack of democratic accountability, internal and external conflict, poor quality of bureaucracy, and religious and ethnic tensions) and economic risks (e.g., the relative size of the governmental entity’s debt position in relation to the economy, high foreign debt as a percentage of gross domestic product or exports, high inflation or deflation, or an overvalued exchange rate) or a combination of these risks, such as the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Foreign currency risk. Changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Trust, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Trust.
Currency hedging risk. The Adviser may seek to hedge the Trust’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.
Repurchase agreements risk. In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, the Trust will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Trust could suffer a loss.
U.S. government securities risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
Options risk. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Trust might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.
Leverage risk. The Trust may utilize leverage to seek to enhance total return and income. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. As a result, leverage may cause greater changes in the Trust’s net asset value. The leverage costs may be greater than the Trust’s return on the underlying investments made from the proceeds of leverage.
Defensive measures. The Trust may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser. During these periods, the Trust may not be pursuing its investment objective.
STRUCTURAL RISKS:
Market discount. Common stock of closed-end funds frequently trades at a discount from its net asset value. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Trust’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Trust’s investments in closed-end funds.
Closed-end fund risk. The Trust is a diversified, closed-end management investment company and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a listed closed-end fund do not have the right to redeem their shares on a daily basis but may sell their shares on the exchange in the secondary market. Shares of the Trust may trade at a discount to the Trust’s NAV.
Limited term and eligible tender offer risk. The Trust is scheduled to terminate on or about August 2, 2033 (the “Termination Date”) (unless it is converted to a perpetual fund). The Trust’s investment objectives and policies are not designed to seek to return to investors their initial investment and such investors and investors that purchase shares of the Trust may receive more or less than their original investment.
The Board may, but is not required to, cause the Trust to conduct a tender offer to all common shareholders at a price equal to the NAV (an “Eligible Tender Offer”). If the Trust conducts an Eligible Tender Offer, there can be no assurance that the Trust’s net assets would not fall below $100 million (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, and the Trust will terminate on or before the Termination Date (subject to possible extensions). If the Trust’s net assets are equal or greater than the Termination Threshold, the Trust will have a perpetual existence upon the affirmative vote of a majority of the Board, without shareholder approval.
An Eligible Tender Offer or liquidation may require the Trust to sell securities when it otherwise would not, or at reduced prices, leading to losses for the Trust and increased transaction expenses. Thereafter, remaining shareholders may only be able to sell their shares at a discount to NAV. The Adviser may have a conflict of interest in recommending that the Trust have a perpetual existence.
The potential required sale of portfolio securities, purchase of tendered shares in an Eligible Tender Offer, and/or potential liquidation of the Trust may also have adverse tax consequences for the Trust and shareholders. In addition, the completion of an Eligible Tender Offer may cause disruptions and changes in the Trust’s investment portfolio, increase the proportional burden of the Trust’s expenses on the remaining shareholders, and adversely impact the secondary market trading of such shares.
Secondary market for the common shares. The issuance of Common Shares through the Dividend Reinvestment Plan (the “Plan”) may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares.
Shareholder activism. The Trust may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Trust may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Trust’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.
Anti-takeover provisions. The Trust’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Trust or to convert the Trust to open-end status, including the adoption of a staggered Board and the supermajority voting requirements discussed herein. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.
Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Trust. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Trust’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Trust’s Shares. These sales also might make it more difficult for the Trust to sell additional equity securities in the future at a time and price the Trust deems appropriate.
In the event any additional series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.
There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Trust after the rights offering than prior to the Rights offering.
There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Trust may be transferable or non-transferable rights.
RISKS RELATED TO TRUST INVESTMENTS—GENERALLY:
Not a complete investment program. The Trust is intended for investors seeking current income over the long-term, and is not intended to be a short-term trading vehicle. An investment in the Common Shares of the Trust should not be considered a complete investment program. Each investor should take into account the Trust’s investment objective and other characteristics as well as the investor’s other investments when considering an investment in the Common Shares. An investment in the Trust may not be appropriate for all investors.
Potential conflicts of interest risk. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Trust, and, as a result may face conflict of interests regarding the implementation of the Trust’s strategy and allocation between funds and accounts. This may limit the Trust’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Trust’s use of leverage, if any, will increase the amount of the fees paid to the Adviser, creating a financial incentive to for the Adviser to leverage the Trust.
Risks affecting specific issuers. The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.
Risks affecting specific countries or regions. If a significant portion of the Trust’s assets is invested in issuers that are economically exposed to one country or region, the Trust’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Trust’s exposure to any such country or region, is expected to vary over time.
Market disruption and geopolitical risks. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and other parts of the Middle East, international war or conflict (including Russia’s invasion of Ukraine and the Israel-Hamas war), the outbreak of infectious diseases (including epidemics and pandemics) or other public health issues, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the recent Greek crisis), sovereign debt downgrades, or the exits or potential exits of one or more countries from the EU or various trade pacts, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Trust may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Trust may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Trust may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. As a result, whether or not the Trust invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Trust’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Trust could be significantly impacted.
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Trust performance.
The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Trust’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.
As a result of these recent market circumstances, the markets for various instruments are currently experiencing deteriorating conditions that could cause periods of extreme illiquidity and volatility. These conditions may exist for a prolonged period of time and could recur from time to time in the future. Such periods may be subject to market uncertainty and consequent repricing risk that could lead to market imbalances of sellers and buyers, which in turn could result in significant valuation uncertainties and also result in sudden and significant valuation declines in the Trust’s holdings. Illiquidity and volatility in such markets may directly and adversely affect the setting of dividend rates on the Trust’s Common Shares.
Global economies and financial markets are also becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.
Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Trust and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Trust and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Trust and issuers in which it invests.
Cyber security risk. A cybersecurity breach may disrupt the business operations of the Trust or its service providers. A breach may allow an unauthorized party to gain access to Trust assets, customer data, or proprietary information, or cause the Trust and/or its service providers to suffer data corruption or lose operational functionality.
REGULATORY RISKS:
Tax risks. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, among other things, the Trust must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy a diversification test on a quarterly basis. If the Trust fails to satisfy the qualifying income or diversification requirements in any taxable year, the Trust may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Trust corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirements, the Trust may be required to dispose of certain assets. If these relief provisions were not available to the Trust and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates (currently 21%) without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Trust’s current and accumulated earnings and profits.
If, for any taxable year, the Trust did not qualify as a RIC for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Trust level, and possibly state and local income tax, and distributions to its Common Shareholders would not be deductible by the Trust in computing its taxable income. As a result of these taxes, the NAV per Common Share and amounts distributed to Common Shareholders may be substantially reduced. Also, in such event, the Trust’s distributions, to the extent derived from the Trust’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Common Shareholders, and non-corporate Common Shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, the Trust might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause a negative impact on Trust returns. In such event, the Trust’s Board may determine to reorganize or close the Trust or materially change the Trust’s investment objective and strategy.
Legislation and regulatory risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Trust or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities and/or securities in which the Trust invests.
LIBOR risk. Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Trust’s performance or NAV.
SOFR risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repodata collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for
LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. The inclusion of SOFR RIsk is a change since the prior disclosure date.

Investment and market risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and market risks. An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. The value of the Trust like other market investments, may move up or down, sometimes rapidly and unpredictably. Overall stock market risks may also affect the NAV of the Trust. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Trust invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results. The Trust is the first closed-end fund to be managed by the Adviser. As with any managed fund, the Adviser may not be successful in selecting the best performing securities, leverage strategy or investment techniques, and the Trust’s performance may lag behind that of similar funds as a result.

Equity securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity securities risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. The value of a particular common stock held by the Trust may decline for a number of other reasons, which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Trust may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Small and mid cap stock risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and mid-cap stock risk. The Trust may invest in companies with small or medium capitalizations. Smaller and medium capitalization stocks can be more volatile than, and perform differently from, larger capitalization stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Trust may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

Credit and Below Investment Grade Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and Below Investment Grade Securities Risks. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Trust because it may invest in below investment grade securities (“junk” and “high yield” securities). Securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade securities of comparable terms and duration. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Trust’s ability to dispose of a particular security

Interest rate risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest rate risk. Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the portfolio will decline in value because of increases in market interest rates. In addition, as interest rates decline, issuers of debt securities may prepay earlier than scheduled, forcing the Trust to reinvest in lower-yielding securities and potentially reducing the Trust’s income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Trust’s value. In typical market interest rate environments, the prices of longer-term debt securities generally fluctuate more than prices of short-term debt securities as interest rates change.

Prepayment and extension risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and extension risk. When market interest rates decline, certain debt obligations held by the Trust may be repaid more quickly than anticipated, requiring the Trust to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Trust may be repaid more slowly than anticipated, causing assets of the Trust to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Trust’s investments in mortgage-backed and asset-backed securities.

Inflation deflation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/deflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Deflation risk is the risk that prices throughout the economy decline over time–the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s portfolio.

Convertible securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible securities risk. The Trust may invest in convertible securities. The market value of a convertible security is a function of its investment value and its conversion value. A security’s investment value represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s conversion value is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.
If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.
The Trust’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the Trust may be required to convert the security into the underlying common stock even at times when to do so is not in the best interests of the shareholders.
The Trust’s investments in convertible securities, including synthetic convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid, in which case the Trust may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Trust.

Preferred securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred securities risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on U.S. preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Declining common stock values may also cause the value of the Trust’s investments in preferred stocks to decline.

Depositary receipts risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary receipts risk. The Trust may hold investments in sponsored and unsponsored ADRs, EDRs, GDRs and other similar global instruments. Investments in ADRs, EDRs, GDRs and other similar global instruments are generally subject to risks associated with equity securities and investments in non-U.S. securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.
While ADRs issued under sponsored and unsponsored facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of the issuer of the deposited securities, although typically the depositary letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

ETFs and other investment companies risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETFs and other investment companies risk. The Trust will incur higher and duplicative expenses, including advisory fees, when it invests in other investment companies, including ETFs, mutual funds or closed-end funds. There is also the risk that the Trust may suffer losses due to the investment practices of the other investment companies (such as the use of derivatives). The other investment companies in which the Trust may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the other investment companies. ETFs and closed-end funds are also subject to the following risks: (i) the market price of an ETF’s or closed-end fund’s shares may be above or below its NAV; (ii) an active trading market for an ETF’s and closed-end fund’s shares may not develop or be maintained; (iii) the ETF or closed-end fund may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s or closed-end fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF or closed-end fund shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, certain prohibitions on the acquisition of mutual fund shares by the Trust may prevent the Trust from allocating investments in the manner the Adviser considers optimal. Generally, the Trust may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund, mutual fund or ETF (if the ETF is an investment company). Additionally, in general, the Trust may not invest more than 5% of its Managed Assets in one investment company or more than 10% in other investment companies, unless it complies with certain restrictions or is able to make purchases in reliance upon an exemptive order granted to a particular investment company that permits investments in excess of the limits stated above.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes, which became effective on January 19, 2022 may adversely impact the Trust’s investment strategies and operations.

Private company investments risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private company investments risks. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Trust invests. There is risk that the Trust may invest on the basis of incomplete or inaccurate information, which may adversely affect the Trust’s investment performance. Private companies in which the Trust may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Trust’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Trust may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Trust will be able to realize the value of private company investments in a timely manner.

Derivatives risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives risks. The Trust may enter into derivatives which have risks different from those associated with the Trust’s other investments. Generally, a derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes, and other assets.
Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Trust. The Trust could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the fund is unable to liquidate a position because of an illiquid secondary market. Except with respect to the Trust’s investments in total return swaps, the Trust expects its use of derivative instruments will be for hedging purposes. When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses. The Trust also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by such fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.
As of August 19, 2022, the Trust is subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Counterparty risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty risk. The Trust will be subject to credit risk presented by another party (whether a clearing corporation in the case of exchange-traded or cleared instruments or another third party in the case of over-the-counter instruments) that promises to honor an obligation to the Trust with respect to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into by the Trust. If such a party becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to the Trust due to financial difficulties or for other reasons, the Trust may experience significant losses or delays in realizing on any collateral the counterparty has provided in respect of the counterparty’s obligations to the Trust or recovering collateral that the Trust has provided and is entitled to recover. In addition, in the event of the bankruptcy, insolvency or other event of default (e.g., cross-default) of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Trust is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Trust will likely be treated as a general creditor of such counterparty. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.
Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by U.S. financial reform legislation. Subject to certain U.S. federal income tax limitations, the Trust is not subject to any limit with respect to the number or the value of transactions they can enter into with a single counterparty.

Hedging strategy risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging strategy risk. Certain of the investment techniques that the Trust may employ for hedging will expose the Trust to additional or increased risks. For example, there may be an imperfect correlation between changes in the value of the Trust’s portfolio holdings and hedging positions entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. In addition, the Trust’s success in using hedge instruments is subject to the Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings, and there can be no assurance that the Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Trust, whether or not adjusted for risk, than if the Trust had not hedged its portfolio holdings.

Off exchange derivatives risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Off-exchange derivatives risk. The Trust may invest a portion of its assets in investments which are not traded on organized exchanges and as such are not standardized. Such transactions may include forward contracts, swaps or options. While some markets for such derivatives are highly liquid, transactions in off-exchange derivatives may involve greater risk than investing in exchange-traded derivatives because there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of the position arising from an off-exchange transaction or to assess the exposure to risk. Bid and offer prices need not be quoted and, even where they are, they will be established by dealers in these instruments and consequently it may be difficult to establish what is a fair price. In respect of such trading, the Trust is subject to the risk of counterparty failure or the inability or refusal by a counterparty to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Trust.

Non U S securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. securities risk. The Trust may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Trust’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Trust’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Emerging market securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging market securities risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Defaulted securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted securities risk. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties.

Municipal securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal securities. Municipal securities are often issued by state and local governmental entities to finance or refinance public projects, such as roads, schools, and water supply systems. Municipal securities also may be issued on behalf of private entities or for private activities, such as housing, medical and educational facility construction, or for privately owned transportation, electric utility and pollution control projects. Municipal securities may be issued on a long-term basis to provide long-term financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments, and mortgage payments. Municipal securities also may be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of the later issuance of long-term debt. The Trust may purchase municipal securities in the form of bonds, notes, leases or certificates of participation; structured as callable or non-callable; with payment forms that include fixed coupon, variable rate, zero coupon, capital appreciation bonds, tender option bonds, and residual interest bonds or inverse floating rate securities; or acquired through investments in pooled vehicles, partnerships, or other investment companies.

Taxable municipal securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxable municipal securities. The Trust may invest in taxable municipal securities, which primarily consist of Build America Bonds (“BABs”). BABs are taxable municipal obligations issued pursuant to legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid. Enacted in February 2009, the ARRA authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive payments from the U.S. Treasury with respect to the bonds’ interest payments (“direct pay” BABs) or (ii) provide tax credits to investors in the bonds (“tax credit” BABs). BABs offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. BABs can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Unlike most other municipal obligations, interest received on BABs is subject to federal and state income tax. Under the terms of the ARRA, issuers of direct pay BABs are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid and investors in tax credit BABs can receive a federal tax credit of 35% of the coupon interest received.
The federal interest subsidy or tax credit continues for the life of the bonds. The Trust may invest in direct pay BABs or tax credit BABs. Pursuant to the ARRA, the issuance of BABs was discontinued on December 31, 2010. Under the sequestration process under the Budget Control Act of 2011, automatic spending cuts that became effective on March 1, 2013 reduced the federal subsidy for BABs and other subsidized taxable municipal bonds. The reduced federal subsidy has been extended through 2024. The subsidy payments were reduced by 6.6% in 2018 and 6.2% in 2019. The Trust cannot predict future reductions in the federal subsidy for BABs and other subsidized taxable municipal bonds.

Illiquid securities risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid securities risks. The Trust may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Trust might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Trust may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Trust invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Trust is to be dissolved. The Trust may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.

Mortgage backed securities risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-backed securities risks. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:
Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.
Prepayment and Extension Risk of Mortgage-Backed Securities: In times of declining interest rates, the Trust’s higher yielding securities may be prepaid and the Trust will have to replace them with securities having a lower yield. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate-term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. If a mortgage-backed security held by the Trust is called for redemption, the Trust will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Trust’s ability to achieve its investment objective.
Illiquidity Risk of Mortgage-Backed Securities and Mortgage Markets. The liquidity of mortgage- backed securities varies by type of security; at certain times the Trust may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, the Trust may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market. The mortgage markets are facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.
Commercial Mortgage-Backed Securities. Many of the risks of investing in commercial mortgage- backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.
Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities, which utilize estimates of future economic conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. CMOs issued by private entities are not guaranteed by any government agency; if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Residual and Equity Tranches [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Residual and Equity Tranches. Investments in lower tranches of a mortgage-related security are especially sensitive to the rate of defaults in the collateral pool.
Adjustable Rate Mortgages [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adjustable Rate Mortgages. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities.

Interest and Principal Only Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest and Principal Only Securities Risk. The Trust may invest in “stripped mortgage-backed securities,” which pay to one class all of the interest from the mortgage assets (the interest- only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Trust may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated.

Inverse Floaters and Related Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floaters and Related Securities Risks. Investments in inverse floaters and similar instruments expose the Trust to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters and similar instruments will typically bear an inverse relationship to short-term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. The rate at which interest is paid on an inverse floater may vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short-term interest rate). The effect of the reference rate multiplier in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters and similar instruments that have mortgage-backed securities underlying them will expose the Trust to the risks associated with those mortgage-backed securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying mortgage-backed securities.

Asset backed securities investment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-backed securities investment risk. An investment in asset-backed securities involves the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Trust having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Trust invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of assets (tangible or intangible) underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Trust.

Loan risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan risk. The Trust’s investment in loans includes the risk that (i) if a fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the fund to collect the principal and interest payments on that borrower’s loans or adversely affect the fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark may limit the fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may be more sensitive to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the fund’s investments in loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types of loans, such as senior loans, may be limited; (xi) transactions in loans may settle on a delayed basis, and the fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Trust.
Loans and certain other forms of direct indebtedness may not be classified as “securities” under the federal securities laws and, therefore, when the Trust purchases such instruments, it may not be entitled to the protections against fraud and misrepresentation contained in the federal securities laws.

Securities lending risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities lending risk. The Trust may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Trust has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Trust would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Trust’s securities as agreed, the Trust may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Trust. The Trust could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by the Trust for securities loaned out by the Trust will generally not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Trust’s securities lending program. Substitute payments received on tax-exempt securities loaned out will generally not be tax-exempt income.

Sovereign debt obligations risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign debt obligations risk. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Trust may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Sovereign debt obligations are also subject to political risks (e.g., government instability, poor socioeconomic conditions, corruption, lack of democratic accountability, internal and external conflict, poor quality of bureaucracy, and religious and ethnic tensions) and economic risks (e.g., the relative size of the governmental entity’s debt position in relation to the economy, high foreign debt as a percentage of gross domestic product or exports, high inflation or deflation, or an overvalued exchange rate) or a combination of these risks, such as the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Foreign currency risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign currency risk. Changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Trust, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Trust.

Currency hedging risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency hedging risk. The Adviser may seek to hedge the Trust’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Repurchase agreements risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase agreements risk. In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, the Trust will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Trust could suffer a loss.

U S government securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. government securities risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

Options risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options risk. Trading in options involves a number of risks. Specific market movements of the option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Trust might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage risk. The Trust may utilize leverage to seek to enhance total return and income. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Trust’s portfolio will be magnified when the Trust uses leverage. As a result, leverage may cause greater changes in the Trust’s net asset value. The leverage costs may be greater than the Trust’s return on the underlying investments made from the proceeds of leverage.

Defensive measures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive measures. The Trust may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market conditions or opportunistically at the discretion of the Adviser. During these periods, the Trust may not be pursuing its investment objective.

Market discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market discount. Common stock of closed-end funds frequently trades at a discount from its net asset value. This risk may be greater for investors selling their shares in a relatively short period of time after completion of the initial offering. The Trust’s Common Shares may trade at a price that is less than the initial offering price. This risk would also apply to the Trust’s investments in closed-end funds.

Closed end fund risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end fund risk. The Trust is a diversified, closed-end management investment company and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a listed closed-end fund do not have the right to redeem their shares on a daily basis but may sell their shares on the exchange in the secondary market. Shares of the Trust may trade at a discount to the Trust’s NAV.

Limited term and eligible tender offer risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited term and eligible tender offer risk. The Trust is scheduled to terminate on or about August 2, 2033 (the “Termination Date”) (unless it is converted to a perpetual fund). The Trust’s investment objectives and policies are not designed to seek to return to investors their initial investment and such investors and investors that purchase shares of the Trust may receive more or less than their original investment.
The Board may, but is not required to, cause the Trust to conduct a tender offer to all common shareholders at a price equal to the NAV (an “Eligible Tender Offer”). If the Trust conducts an Eligible Tender Offer, there can be no assurance that the Trust’s net assets would not fall below $100 million (the “Termination Threshold”), in which case the Eligible Tender Offer will be terminated, and the Trust will terminate on or before the Termination Date (subject to possible extensions). If the Trust’s net assets are equal or greater than the Termination Threshold, the Trust will have a perpetual existence upon the affirmative vote of a majority of the Board, without shareholder approval.
An Eligible Tender Offer or liquidation may require the Trust to sell securities when it otherwise would not, or at reduced prices, leading to losses for the Trust and increased transaction expenses. Thereafter, remaining shareholders may only be able to sell their shares at a discount to NAV. The Adviser may have a conflict of interest in recommending that the Trust have a perpetual existence.
The potential required sale of portfolio securities, purchase of tendered shares in an Eligible Tender Offer, and/or potential liquidation of the Trust may also have adverse tax consequences for the Trust and shareholders. In addition, the completion of an Eligible Tender Offer may cause disruptions and changes in the Trust’s investment portfolio, increase the proportional burden of the Trust’s expenses on the remaining shareholders, and adversely impact the secondary market trading of such shares.

Secondary market for the common shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secondary market for the common shares. The issuance of Common Shares through the Dividend Reinvestment Plan (the “Plan”) may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares.

Shareholder activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder activism. The Trust may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Trust may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Trust’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Anti takeover provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-takeover provisions. The Trust’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Trust or to convert the Trust to open-end status, including the adoption of a staggered Board and the supermajority voting requirements discussed herein. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV.

Risks Associated with Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Trust. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Trust’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Trust’s Shares. These sales also might make it more difficult for the Trust to sell additional equity securities in the future at a time and price the Trust deems appropriate.
In the event any additional series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.
There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Trust than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of their Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Trust after the rights offering than prior to the Rights offering.
There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Trust may be transferable or non-transferable rights.

Not a complete investment program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Not a complete investment program. The Trust is intended for investors seeking current income over the long-term, and is not intended to be a short-term trading vehicle. An investment in the Common Shares of the Trust should not be considered a complete investment program. Each investor should take into account the Trust’s investment objective and other characteristics as well as the investor’s other investments when considering an investment in the Common Shares. An investment in the Trust may not be appropriate for all investors.

Potential conflicts of interest risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential conflicts of interest risk. The Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Trust, and, as a result may face conflict of interests regarding the implementation of the Trust’s strategy and allocation between funds and accounts. This may limit the Trust’s ability to take full advantage of the investment opportunity or affect the market price of the investment. The Adviser may also have incentives to favor one account over another due to different fees paid to such accounts. While the Adviser has adopted policies and procedures that address these potential conflicts of interest, there is no guarantee that the policies will be successful in mitigating the conflicts of interest that arise. In addition, the Trust’s use of leverage, if any, will increase the amount of the fees paid to the Adviser, creating a financial incentive to for the Adviser to leverage the Trust.

Risks affecting specific issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks affecting specific issuers. The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Risks affecting specific countries or regions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks affecting specific countries or regions. If a significant portion of the Trust’s assets is invested in issuers that are economically exposed to one country or region, the Trust’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. The nature and degree of the risks affecting a given country or region, and the extent of the Trust’s exposure to any such country or region, is expected to vary over time.

Market disruption and geopolitical risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market disruption and geopolitical risks. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and other parts of the Middle East, international war or conflict (including Russia’s invasion of Ukraine and the Israel-Hamas war), the outbreak of infectious diseases (including epidemics and pandemics) or other public health issues, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the recent Greek crisis), sovereign debt downgrades, or the exits or potential exits of one or more countries from the EU or various trade pacts, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Trust may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Trust may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Trust may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. As a result, whether or not the Trust invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Trust’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Trust could be significantly impacted.
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Trust performance.
The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Trust’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.
As a result of these recent market circumstances, the markets for various instruments are currently experiencing deteriorating conditions that could cause periods of extreme illiquidity and volatility. These conditions may exist for a prolonged period of time and could recur from time to time in the future. Such periods may be subject to market uncertainty and consequent repricing risk that could lead to market imbalances of sellers and buyers, which in turn could result in significant valuation uncertainties and also result in sudden and significant valuation declines in the Trust’s holdings. Illiquidity and volatility in such markets may directly and adversely affect the setting of dividend rates on the Trust’s Common Shares.
Global economies and financial markets are also becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.
Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Trust and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Trust and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Trust and issuers in which it invests.

Cyber security risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber security risk. A cybersecurity breach may disrupt the business operations of the Trust or its service providers. A breach may allow an unauthorized party to gain access to Trust assets, customer data, or proprietary information, or cause the Trust and/or its service providers to suffer data corruption or lose operational functionality.

Tax risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax risks. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, among other things, the Trust must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy a diversification test on a quarterly basis. If the Trust fails to satisfy the qualifying income or diversification requirements in any taxable year, the Trust may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Trust corrects the failure within a specified period. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirements, the Trust may be required to dispose of certain assets. If these relief provisions were not available to the Trust and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates (currently 21%) without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Trust’s current and accumulated earnings and profits.
If, for any taxable year, the Trust did not qualify as a RIC for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Trust level, and possibly state and local income tax, and distributions to its Common Shareholders would not be deductible by the Trust in computing its taxable income. As a result of these taxes, the NAV per Common Share and amounts distributed to Common Shareholders may be substantially reduced. Also, in such event, the Trust’s distributions, to the extent derived from the Trust’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Common Shareholders, and non-corporate Common Shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, the Trust might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause a negative impact on Trust returns. In such event, the Trust’s Board may determine to reorganize or close the Trust or materially change the Trust’s investment objective and strategy.

Legislation and regulatory risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislation and regulatory risk. At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Trust or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities and/or securities in which the Trust invests.

LIBOR risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR risk. Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Trust’s performance or NAV.

SOFR risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repodata collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for
LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. The inclusion of SOFR RIsk is a change since the prior disclosure date.